PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Feb. 28, 2021	Feb. 29, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 865,654	$ 602,218
Less: accumulated depreciation	(354,239)	(235,562)
Property and equipment, net	511,415	366,656
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	64,246	59,489
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property and equipment, gross	446,203	316,528
Computer, network equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	260,265	178,876
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	877	704
Office equipment and furniture
Property, Plant and Equipment [Line Items]
Property and equipment, gross	34,571	30,596
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 59,492	$ 16,025